Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Related Party Transactions
Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Time-charter revenues (i)	—	5,404	392
RSA pool management fees and commissions (ii)	(2,799)	(9,813)	(10,445)
Commercial management fees (iii)	(1,187)	(1,870)	(1,236)
Vessel operating expenses - technical management fee (iv)	(8,775)	(9,155)	(7,039)
Strategic and administrative service fees (v)	(21,185)	(10,122)	(8,356)
Secondment fees (vi)	(382)	—	—
Lay-up services revenues (vii)	33	302	—
LNG terminal services revenues (viii)	388	70	—
Technical management fee revenue (ix)	7,666	—	—
Service revenues (x)	1,939	—	—
Entities under Common Control (note 3)
Time-charter revenues (xi)	—	—	4,558
RSA pool management fees and commissions (ii)	2,799	9,813	10,445
Commercial management fees (iii)	1,187	1,870	1,236
Vessel operating expenses - technical management fee (iv)	—	—	(430)
Strategic and administrative service fees (v)	(7,026)	(15,508)	(14,701)
Secondment fees (vi)	(248)	(644)	(675)
Technical management fee revenues (ix)	4,890	11,742	10,413
Service revenues (x)	1,772	5,482	4,023

i
In December 2015, immediately after the completion of the 2015 Acquired Business, the Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which was due to expire in July 2016. On May 18, 2016, the contract was transferred to the Americas Spirit, which subsequently expired on July 15, 2016.

ii.
The Company’s share of TTOL’s fees for revenue sharing arrangements are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of (loss) income. The Company acquired the remaining 50% interest in TTOL on May 31, 2017 (notes 3 and note 6c). Subsequent to the acquisition, the Company's share of TTOL's fees has been eliminated.

iii.
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels are not included in the revenue sharing arrangement, which are reflected in voyage expenses on the Company’s consolidated statements of (loss) income. Subsequent to the Company's acquisition of the remaining 50% interest in TTOL, the Company's share of the Manager's commercial management fees has been eliminated.

iv.	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of (loss) income.

v.
The Manager’s strategic and administrative service fees have been presented in general and administrative fees on the Company’s consolidated statements of (loss) income. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 13) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

vi.
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income.

vii.	The Company recorded revenue of $0.3 million for the year ended December 31, 2016 to provide lay-up services to Teekay for two of its in-chartered vessels.

viii.
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly owned by Teekay LNG Partners L.P. (or TGP), for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly owned by TGP, has a 30% interest.

ix.
The Company receives reimbursements from Teekay who subcontracts technical management services from the Manager. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income.

x.
The Company recorded revenue of $1.9 million for the year ended December 31, 2017 relating to TTOL's administration of certain revenue sharing arrangements and provision of certain commercial services to participants in the arrangements. The Company also recorded revenue of $1.8 million, $5.5 million and $4.0 million for the years ended December 31, 2017, 2016, and 2015, respectively, associated with the Entities under Common Control.

xi.
The Company recorded $4.6 million related to a time-charter out contract for the Explorer Spirit for the years ended December 31, 2015, associated with the Entities under Common Control. The vessel was under a fixed-rate time-charter contract with SPT which expired in September 2015.